NOTE 12: INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets
	Patient records	Brands, trademarks, licenses and domain names	Management software	Software	Total
	$	$	$	$	$
Cost
Balance, December 31, 2018	292,093	98,700	51,100	-	441,893
Additions	171,243	184,996	-	-	356,239
Impairment	(73,756)	(20,001)	-	-	(93,757)
Balance, December 31, 2019	389,580	263,695	51,100	-	704,375
Additions	-	-	-	138,855	138,855
Acquisition of Kai Medical	-	245,000	-	-	245,000
Acquisition of LP&A	58,907	-	-	-	58,907
Impairment	(69,724)	(131,996)	-	(138,855)	(340,575)
Balance, December 31, 2020	378,763	376,699	51,100	-	806,562

Accumulated amortization
Balance, December 31, 2018	(220,476)	(98,700)	(51,100)	-	(370,276)
Amortization	(79,459)	-	-	-	(79,459)
Balance, December 31, 2019	(299,935)	(98,700)	(51,100)	-	(449,735)
Amortization	(52,920)	-	-	-	(52,920)
Balance, December 31, 2020	(352,855)	(98,700)	(51,100)	-	(502,655)

Carrying amount
Balance, December 31, 2019	89,645	164,995	-	-	254,640
Balance, December 31, 2020	25,908	277,999	-	-	303,907

Goodwill
Total
$
Balance, December 31, 2018	-
Additions	2,494,615
Impairment	(2,377,397)
Balance, December 31, 2019	117,218
Additions	2,082,146
Impairment	(117,218)
Balance, December 31, 2020	2,082,146